DEBT - Loan Facilities Additional Information (Details)		1 Months Ended										11 Months Ended	12 Months Ended				37 Months Ended
	Nov. 30, 2020 USD ($) financial_institution vessel	Aug. 31, 2021 USD ($) vessel newbuilding	Nov. 30, 2020 USD ($) financial_institution vessel	Nov. 30, 2019 USD ($) vessel	May 31, 2019 USD ($) vessel loan_facility	Feb. 28, 2019 USD ($) vessel	May 31, 2018 USD ($) vessel	Jan. 31, 2016 USD ($)	Dec. 31, 2015	Feb. 28, 2015 USD ($) tranche vessel	Jun. 30, 2014 USD ($) tranche vessel	Nov. 30, 2015	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2015 USD ($)
Debt Instrument [Line Items]
Debt assumed																$ 285,200,000
Repayments of long-term debt													$ 628,900,000	$ 390,138,000	$ 621,235,000
Number of vessels sold and leased back | vessel		9
Number of newbuilding sold and leased back | newbuilding		3
Lease term		7 years
Adjusted profile term		21 years
Number of vessels serving as security | vessel													81	67
Number of vessels financed | vessel					14
Loan repayments					$ 222,100,000								$ 628,900,000	$ 390,138,000
Loan drawdowns													18,000,000
Long term debt													1,262,345,000	1,045,483,000	$ 1,113,870,000
Dry Bulk Carriers | Hemen Holdings Ltd
Debt Instrument [Line Items]
Debt assumed																	$ 413,600,000
$175.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount													175,000,000
Tenor term		5 years
Adjusted profile term		19 years
Balloon payment		$ 77,100,000
Repayments of long-term debt													2,500,000
Remaining borrowing capacity													50,000,000
Number of vessels financed | vessel		6
$304.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount	$ 304,000,000		$ 304,000,000										304,000,000
Repayments of long-term debt													18,700,000	0
Remaining borrowing capacity													50,000,000
Number of financial institutions | financial_institution	6		6
Number of financial institutions under previous agreement | financial_institution	5		5
Number of vessels serving as security | vessel	14		14
Term Loan Facility $254 Million
Debt Instrument [Line Items]
Principal amount	$ 254,000,000		$ 254,000,000
Tenor term	5 years
Adjusted profile term	20 years
Balloon payment	$ 165,200,000		165,200,000
Revolving Credit Facility $50 Million
Debt Instrument [Line Items]
Principal amount	50,000,000		50,000,000
Repayments of long-term debt													50,000,000
Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Principal amount										$ 425,000,000.0			425,000,000
Variable interest rate									2.20%			2.00%
Number of vessels financed | vessel										14
Number of tranches | tranche										12
Debt instrument, value per tranche, value										$ 30,000,000
Loan repayments													322,500,000
Long term debt	$ 425,000,000		425,000,000
Number of tranches | tranche										2
Debt instrument, value per tranche										$ 32,500,000
Minimum value covenant																		70.00%	55.00%
Quarterly repayment to principal borrowed ratio									1.5625%			1.25%
$304.0 Term Loan Facility [Member]
Debt Instrument [Line Items]
Proceeds from lines of credit			$ 304,000,000
$93.75 million term loan
Debt Instrument [Line Items]
Principal amount					$ 93,750,000								93,750,000
Tenor term					5 years
Adjusted profile term					19 years
Balloon payment					$ 62,500,000
Term loan facility, amount available, undrawn													0
Loan repayments													6,600,000	6,600,000
$131.79 million term loan
Debt Instrument [Line Items]
Principal amount					$ 131,790,000								131,790,000
Tenor term					5 years
Adjusted profile term					19 years
Balloon payment					$ 76,600,000
Term loan facility, amount available, undrawn													0
Loan repayments													15,400,000	11,800,000
Term Loan Facilities Of 93.75 Million And 131.79 Million [Member]
Debt Instrument [Line Items]
Number of facilities | loan_facility					2
Non-Recourse Loan Facilities Of $102.7 Million, $73.4 Million And $80.2 Million [Member]
Debt Instrument [Line Items]
Number of facilities | loan_facility					3
Term Loan Facility Of $102.7 Million [Member]
Debt Instrument [Line Items]
Principal amount					$ 102,700,000
Term Loan Facility of $73.4 Million [Member]
Debt Instrument [Line Items]
Principal amount					73,400,000
Term Loan Facility of $80.2 Million [Member]
Debt Instrument [Line Items]
Principal amount					$ 80,200,000
$155.3 million term loan
Debt Instrument [Line Items]
Principal amount				$ 155,300,000									155,300,000
Balloon payment				88,300,000
Term loan facility, amount available, undrawn													0
Loan repayments													20,800,000	13,000,000
Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Principal amount				$ 284,000,000
Number of vessels financed | vessel				15
Loan repayments				$ 155,400,000
$120.0 million term loan
Debt Instrument [Line Items]
Principal amount							$ 120,000,000						120,000,000
Variable interest rate							2.25%
Balloon payment							$ 59,800,000
Number of vessels financed | vessel							10
Term loan facility, amount available, undrawn													0
Loan repayments													18,600,000	8,100,000
Term Loan Facility of $33.9 Million [Member]
Debt Instrument [Line Items]
Principal amount							$ 34,000,000
Loan repayments							58,300,000
Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Principal amount							82,500,000
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Principal amount							$ 65,500,000
$420.0 million term loan
Debt Instrument [Line Items]
Principal amount						$ 420,000,000							$ 420,000,000							$ 420,000,000
Variable interest rate						2.50%					2.50%
Number of vessels financed | vessel						11					14		14
Term loan facility, amount available, undrawn													$ 0
Number of tranches | tranche											14
Debt instrument, value per tranche, value											$ 30,000,000
Payment terms											20 years
Periodic payments								$ 5,200,000
Debt refinance extension term						3 years
Scrubber installation finance cost						$ 3,000,000
Scrubber installation repayment period						3 years
Loan repayments													29,600,000	28,100,000
Long term debt													280,400,000	$ 310,000,000
$50 Million Revolving Credit Tranche Of $175 Term Loan Facility
Debt Instrument [Line Items]
Principal amount		$ 50,000,000
Repayments of long-term debt													50,000,000
$260.0 million lease financing
Debt Instrument [Line Items]
Principal amount													260,000,000
Variable interest rate		2.00%
Repayments of long-term debt													3,100,000
Remaining borrowing capacity													$ 0
London Interbank Offered Rate (LIBOR) | $175.0 million term loan and revolving facility
Debt Instrument [Line Items]
Variable interest rate		1.90%
London Interbank Offered Rate (LIBOR) | Term Loan Facility $254 Million
Debt Instrument [Line Items]
Variable interest rate	2.35%
London Interbank Offered Rate (LIBOR) | $93.75 million term loan
Debt Instrument [Line Items]
Variable interest rate					2.15%
London Interbank Offered Rate (LIBOR) | $131.79 million term loan
Debt Instrument [Line Items]
Variable interest rate					2.10%
London Interbank Offered Rate (LIBOR) | $155.3 million term loan
Debt Instrument [Line Items]
Variable interest rate				2.10%